Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
6.	REVENUE

Revenue from telecommunications services are subject to value-added tax (“VAT”) and VAT rates applicable to various telecommunications services. The VAT rate for basic telecommunications services is 11%; the VAT rate for value-added telecommunications services is 6% and the VAT rate for sales of telecommunications products remains at 17%. Basic telecommunications services include business activities for the provision of voice services, and leased lines and associated services etc. Value-added telecommunications services include business activities for the provision of Short Message Service and Multimedia Message Service, broadband and mobile data services, and data and internet application services etc. VAT is excluded from the revenue.

The	major components of revenue are as follows:

	2015	2016	2017
Voice usage and monthly fees	57,030	47,500	39,154
Broadband and mobile data services	105,634	118,209	137,133
Data and internet application services	12,936	17,782	20,074
Other value-added services	27,411	24,187	22,793
Interconnection fees	15,514	14,748	14,233
Leased lines and associated services	11,484	11,618	12,519
Other services	2,967	3,989	3,109

Total service revenue	232,976	238,033	249,015
Sales of telecommunications products	44,073	36,164	25,814

	277,049	274,197	274,829